STATE STREET INSTITUTIONAL INVESTMENT TRUST
Supplement Dated March 1, 2011
Prospectus Dated April 30, 2010
State Street Institutional Liquid Reserves Fund
State Street Institutional Tax Free Money Market Fund
State Street Institutional U.S. Government Money Market Fund
State Street Institutional Treasury Money Market Fund
State Street Institutional Treasury Plus Money Market Fund
Institutional Class
Effective February 18, 2011, the Board of Trustees approved amendments to the Investment Advisory Agreements that reduced the Management Fees paid by each of the Money Market Portfolios and each of the Funds by 0.05%. As a result, the following information supplements the prospectus referenced above:
The following replaces the table and footnotes on page 3 under the section “Fees and Expenses of the Fund”:
Annual Fund Operating Expenses
     (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fees	0.05%
Other Expenses	0.07%

Total Annual Fund Operating Expenses	0.12%

Fee Waiver and/or Expense Reimbursement(2)	0.00%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.12%

(1)	Amounts reflect the total expenses of the Money Market Portfolio and the Fund restated to reflect current fees.

(2)	The Adviser has contractually agreed to cap the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Institutional Class to the extent that expenses exceed 0.12% of Institutional Class net assets, through April 30, 2011; this arrangement may not be terminated prior to that date without the consent of the Board.

The following replaces the table and footnotes on page 6 under the section “Fees and Expenses of the Fund”:
Annual Fund Operating Expenses
     (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fees	0.05%
Other Expenses	0.11%

Total Annual Fund Operating Expenses	0.16%

(1)	Amounts reflect the total expenses of the Tax Free Portfolio and the Fund restated to reflect current fees.
The following replaces the table and footnotes on page 9 under the section “Fees and Expenses of the Fund”:
Annual Fund Operating Expenses
     (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fees	0.05%
Other Expenses	0.08%

Total Annual Fund Operating Expenses	0.13%

Fee Waiver and/or Expense Reimbursement(2)	(0.01)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.12%

(1)	Amounts reflect the total expenses of the U.S. Government Portfolio and the Fund restated to reflect current fees.

(2)	The Adviser has contractually agreed to cap the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Institutional Class to the extent that expenses exceed 0.12% of Institutional Class net assets, through April 30, 2011; this arrangement may not be terminated prior to that date without the consent of the Board.
The following replaces the table and footnotes on page 12 under the section “Fees and Expenses of the Fund”:
Annual Fund Operating Expenses
     (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fees	0.05%
Other Expenses	0.08%

Total Annual Fund Operating Expenses	0.13%

(1)	Amounts reflect the total expenses of the Treasury Portfolio and the Fund restated to reflect current fees.

The following replaces the table and footnotes on page 14 under the section “Fees and Expenses of the Fund”:
Annual Fund Operating Expenses
     (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fees	0.05%
Other Expenses	0.10%

Total Annual Fund Operating Expenses	0.15%

Fee Waiver and/or Expense Reimbursement(2)	(0.03)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.12%

(1)	Amounts reflect the total expenses of the Treasury Plus Portfolio and the Fund restated to reflect current fees.

(2)	The Adviser has contractually agreed to cap the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Institutional Class to the extent that expenses exceed 0.12% of Institutional Class net assets, through April 30, 2011; this arrangement may not be terminated prior to that date without the consent of the Board.
The following replaces the first paragraph on page 25 under the section “The Adviser”:
State Street Global Advisors (“SSgA”) is the investment management group of State Street Corporation, a publicly held bank holding company, and includes the Adviser, SSgA FM, a wholly-owned subsidiary. SSgA is one of the world’s largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $1.91 trillion as of December 31, 2009 in investment programs and portfolios for institutional and individual investors. SSgA FM, as the investment adviser to the Funds and the Portfolios, is registered with the SEC under the Investment Advisers Act of 1940, as amended. SSgA FM had approximately $168.4 billion in assets under management at December 31, 2009. Each Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser will manage the Fund’s assets directly. Until January 31, 2011, the management fees payable to SSgA FM was at an annual rate of 0.10% of the Fund’s average daily net assets, in the event that the Fund were to cease investing substantially all of its assets in its corresponding Portfolio. For the year ended December 31, 2009, the effective management fee paid, reflecting certain fee waivers and expense reimbursements of the Adviser, was 0.089% for Money Market Portfolio, 0.070% for Tax Free Money Market Portfolio, 0.089% for U.S. Government Portfolio, 0.075% for Treasury Portfolio and 0.072% for Treasury Plus Portfolio. On February 18, 2011, the investment advisory agreement for each Fund was amended to reduce the management fee payable to SSgA FM to 0.05% of the Fund’s average daily net assets, in the event that the Fund were to cease investing substantially all of its assets in its corresponding Portfolio. The Adviser does not receive any management fees from a Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the corresponding Portfolio or in another investment company. The Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time. There is no guarantee that a Fund will be able to avoid a negative yield. The Adviser places all orders for purchases and sales of the portfolios’ investments.
The following replaces the first paragraph on page 25 under the section “Shareholder Information”:
Determination of Net Asset Value. The Tax Free Fund determines its NAV per share once each business day at 12:00 p.m. Eastern Time (“ET”) or the close of the New York Stock Exchange (the “NYSE”), whichever is earlier. The Treasury Fund determines its NAV per share once each business day at 2:30 p.m. ET or the close of the NYSE, whichever is earlier. Each of the other Funds determines its NAV per share once each business day at 5:00 p.m. ET except for days when the NYSE closes earlier than its regular closing time (the time when a Fund determines its NAV per share is referred to herein as the “Valuation Time”). Pricing does not occur on NYSE holidays. A business day is one on which the NYSE is open for regular trading. A Fund must receive payment for Fund shares in Federal Funds (or payment must be converted to Federal Funds by the Transfer Agent) by the Fund’s Valuation Time before a purchase order can be accepted. The Federal Reserve is closed on certain holidays on which the NYSE is open. These holidays are Columbus Day and Veteran’s Day. On these holidays, you will not be able to purchase shares by wiring Federal Funds because Federal Funds wiring does not occur on days when the Federal Reserve is closed.
The following replaces the fourth paragraph on page 26 under the section “Purchasing Shares”:
The Funds reserve the right to cease accepting investments at any time or to reject any investment order. In addition, the ILR Fund and U.S. Government Fund may limit the amount of a purchase order received after 3:00 p.m. ET. The Treasury Fund may limit the amount of a purchase order received after 2:30 p.m. ET. The Treasury Plus Fund may limit the amount of a purchase order received after 5:00 p.m. ET.
The following replaces the first paragraph on page 28 under the section “How to Redeem Shares” which begins on page 27:
All redemption requests regarding shares of the Funds placed after 3:00 p.m. ET (2:30 p.m. ET for the Treasury Fund and 5:00 p.m. ET for the Treasury Plus Fund) may only be placed by telephone. The Funds reserve the right to postpone payments for redemption requests received after 3:00 p.m. ET (2:30 p.m. ET for the Treasury Fund and 5:00 p.m. ET for the Treasury Plus Fund) until the next business day. The Funds reserve the right to waive medallion guarantee requirements, require a medallion guarantee under other circumstances or reject or delay redemption if the medallion guarantee is not in good form. Medallion guarantees may be provided by an eligible financial institution such as a commercial bank, a FINRA member firm such as a stock broker, a savings association or a national securities exchange. A notary public cannot provide a medallion guarantee. The Funds reserve the right to reject a medallion guarantee if it is not provided by a STAMP Medallion guarantor.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

STATE STREET INSTITUTIONAL INVESTMENT TRUST
Supplement Dated March 1, 2011
Prospectus Dated April 30, 2010
State Street Institutional Liquid Reserves Fund
State Street Institutional Tax Free Money Market Fund
State Street Institutional U.S. Government Money Market Fund
State Street Institutional Treasury Money Market Fund
State Street Institutional Treasury Plus Money Market Fund
Investment Class
Effective February 18, 2011, the Board of Trustees approved amendments to the Investment Advisory Agreements that reduced the Management Fees paid by each of the Money Market Portfolios and each of the Funds by 0.05%. As a result, the following information supplements the prospectus referenced above:
The following replaces the table and footnotes on page 3 under the section “Fees and Expenses of the Fund”:
Annual Fund Operating Expenses
     (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fees	0.05%
Distribution (12b-1) Fees	0.10%
Other Expenses	0.07%
-Service Fee	0.25%

Total Annual Fund Operating Expenses	0.47%

Fee Waiver and/or Expense Reimbursement(2)	(0.00)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (2)	0.47%

(1)	Amounts reflect the total expenses of the Money Market Portfolio and the Fund restated to reflect current fees.

(2)	The Adviser has contractually agreed to cap the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Investment Class to the extent that expenses exceed 0.47% of Investment Class net assets, through April 30, 2011; this arrangement may not be terminated prior to that date without the consent of the Board.
The following replaces the table and footnotes on page 6 under the section “Fees and Expenses of the Fund”:
Annual Fund Operating Expenses
     (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fees	0.05%
Distribution (12b-1) Fees	0.10%
Other Expenses	0.11%
-Service Fee	0.25%

Total Annual Fund Operating Expenses	0.51%

(1)	Amounts reflect the total expenses of the Tax Free Portfolio and the Fund restated to reflect current fees.
The following replaces the table and footnotes on page 9 under the section “Fees and Expenses of the Fund”:
Annual Fund Operating Expenses
     (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fees	0.05%
Distribution (12b-1) Fees	0.10%
Other Expenses	0.08%
-Service Fee	0.25%

Total Annual Fund Operating Expenses	0.48%

Fee Waiver and/or Expense Reimbursement(2)	(0.01)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (2)	0.47%

(1)	Amounts reflect the total expenses of the U.S. Government Portfolio and the Fund restated to reflect current fees.

(2)	The Adviser has contractually agreed to cap the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Investment Class to the extent that expenses exceed 0.47% of Investment Class net assets, through April 30, 2011; this arrangement may not be terminated prior to that date without the consent of the Board.
The following replaces the table and footnotes on page 12 under the section “Fees and Expenses of the Fund”:
Annual Fund Operating Expenses
     (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fees	0.05%
Distribution (12b-1) Fees	0.10%
Other Expenses	0.08%
-Service Fee	0.25%

Total Annual Fund Operating Expenses	0.48%

(1)	Amounts reflect the total expenses of the Treasury Portfolio and the Fund restated to reflect current fees.
The following replaces the table and footnotes on page 14 under the section “Fees and Expenses of the Fund”:
Annual Fund Operating Expenses
     (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fees	0.05%
Distribution (12b-1) Fees	0.10%
Other Expenses	0.10%
-Service Fee	0.25%

Total Annual Fund Operating Expenses	0.50%

Fee Waiver and/or Expense Reimbursement(2)	(0.03)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (2)	0.47%

(1)	Amounts reflect the total expenses of the Treasury Plus Portfolio and the Fund restated to reflect current fees.

(2)	The Adviser has contractually agreed to cap the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Investment Class to the extent that expenses exceed 0.47% of Investment Class net assets, through April 30, 2011; this arrangement may not be terminated prior to that date without the consent of the Board.
The following replaces the first paragraph on page 25 under the section “The Adviser”:
State Street Global Advisors (“SSgA”) is the investment management group of State Street Corporation, a publicly held bank holding company, and includes the Adviser, SSgA FM, a wholly-owned subsidiary. SSgA is one of the world’s largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $1.91 trillion as of December 31, 2009 in investment programs and portfolios for institutional and individual investors. SSgA FM, as the investment adviser to the Funds and the Portfolios, is registered with the SEC under the Investment Advisers Act of 1940, as amended. SSgA FM had approximately $168.4 billion in assets under management at December 31, 2009. Each Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser will manage the Fund’s assets directly. Until January 31, 2011, the management fees payable to SSgA FM was at an annual rate of 0.10% of the Fund’s average daily net assets, in the event that the Fund were to cease investing substantially all of its assets in its corresponding Portfolio. For the year ended December 31, 2009, the effective management fee paid, reflecting certain fee waivers and expense reimbursements of the Adviser, was 0.089% for Money Market Portfolio, 0.070% for Tax Free Money Market Portfolio, 0.089% for U.S. Government Portfolio, 0.075% for Treasury Portfolio and 0.072% for Treasury Plus Portfolio. On February 18, 2011, the investment advisory agreement for each Fund was amended to reduce the management fee payable to SSgA FM to 0.05% of the Fund’s average daily net assets, in the event that the Fund were to cease investing substantially all of its assets in its corresponding Portfolio. The Adviser does not receive any management fees from a Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the corresponding portfolio or in another investment company. The Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time. There is no guarantee that a Fund will be able to avoid a negative yield. The Adviser places all orders for purchases and sales of the portfolios’ investments.
The following replaces the first paragraph on page 25 under the section “Shareholder Information”:
Determination of Net Asset Value. The Tax Free Fund determines its NAV per share once each business day at 12:00 p.m. Eastern Time (“ET”) or the close of the New York Stock Exchange (the “NYSE”), whichever is earlier. The Treasury Fund determines its NAV per share once each business day at 2:30 p.m. ET or the close of the NYSE, whichever is earlier. Each of the other Funds determines its NAV per share once each business day at 5:00 p.m. ET except for days when the NYSE closes earlier than its regular closing time (the time when a Fund determines its NAV per share is referred to herein as the “Valuation Time”). Pricing does not occur on NYSE holidays. A business day is one on which the NYSE is open for regular trading. A Fund must receive payment for Fund shares in Federal Funds (or payment must be converted to Federal Funds by the Transfer Agent) by the Fund’s Valuation Time before a purchase order can be accepted. The Federal Reserve is closed on certain holidays on which the NYSE is open. These holidays are Columbus Day and Veteran’s Day. On these holidays, you will not be able to purchase shares by wiring Federal Funds because Federal Funds wiring does not occur on days when the Federal Reserve is closed.
The following replaces the fourth paragraph on page 26 under the section “Purchasing Shares”:
The Funds reserve the right to cease accepting investments at any time or to reject any investment order. In addition, the ILR Fund and U.S. Government Fund may limit the amount of a purchase order received after 3:00 p.m. ET. The Treasury Fund may limit the amount of a purchase order received after 2:30 p.m. ET. The Treasury Plus Fund may limit the amount of a purchase order received after 5:00 p.m. ET.
The following replaces the last paragraph on page 27 under the section “How to Redeem Shares”:
All redemption requests regarding shares of the Funds placed after 3:00 p.m. ET (2:30 p.m. ET for the Treasury Fund and 5:00 p.m. ET for the Treasury Plus Fund) may only be placed by telephone. The Funds reserve the right to postpone payments for redemption requests received after 3:00 p.m. ET (2:30 p.m. ET for the Treasury Fund and 5:00 p.m. ET for the Treasury Plus Fund) until the next business day. The Funds reserve the right to waive medallion guarantee requirements, require a medallion guarantee under other circumstances or reject or delay redemption if the medallion guarantee is not in good form. Medallion guarantees may be provided by an eligible financial institution such as a commercial bank, a FINRA member firm such as a stock broker, a savings association or a national securities exchange. A notary public cannot provide a medallion guarantee. The Funds reserve the right to reject a medallion guarantee if it is not provided by a STAMP Medallion guarantor.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

STATE STREET INSTITUTIONAL INVESTMENT TRUST
Supplement Dated March 1, 2011
Prospectus Dated April 30, 2010
State Street Institutional Liquid Reserves Fund
State Street Institutional Tax Free Money Market Fund
State Street Institutional U.S. Government Money Market Fund
State Street Institutional Treasury Money Market Fund
State Street Institutional Treasury Plus Money Market Fund
Service Class
Effective February 18, 2011, the Board of Trustees approved amendments to the Investment Advisory Agreements that reduced the Management Fees paid by the each of the Money Market Portfolios and each of the Funds by 0.05%. As a result, the following information supplements the prospectus referenced above:
The following replaces the table and footnotes on page 3 under the section “Fees and Expenses of the Fund”:
Annual Fund Operating Expenses
     (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fees	0.05%
Other Expenses	0.07%

-Service Fee	0.05%

Total Annual Fund Operating Expenses	0.17%

(1)	Amounts reflect the total expenses of the Money Market Portfolio and the Fund restated to reflect current fees.
The following replaces the table and footnotes on page 6 under the section “Fees and Expenses of the Fund”:
Annual Fund Operating Expenses
     (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fees	0.05%
Other Expenses	0.11%

-Service Fee	0.05%

Total Annual Fund Operating Expenses	0.21%

(1)	Amounts reflect the total expenses of the Tax Free Portfolio and the Fund restated to reflect current fees.

The following replaces the table and footnotes on page 9 under the section “Fees and Expenses of the Fund”:
Annual Fund Operating Expenses
     (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fees	0.05%
Other Expenses	0.08%

-Service Fee	0.05%

Total Annual Fund Operating Expenses	0.18%

(1)	Amounts reflect the total expenses of the U.S. Government Portfolio and the Fund restated to reflect current fees.
The following replaces the table and footnotes on page 12 under the section “Fees and Expenses of the Fund”:
Annual Fund Operating Expenses
     (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fees	0.05%
Other Expenses	0.08%

-Service Fee	0.05%

Total Annual Fund Operating Expenses	0.18%

(1)	Amounts reflect the total expenses of the Treasury Portfolio and the Fund restated to reflect current fees.
The following replaces the table and footnotes on page 14 under the section “Fees and Expenses of the Fund”:
Annual Fund Operating Expenses
     (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fees	0.05%
Other Expenses	0.10%

-Service Fee	0.05%

Total Annual Fund Operating Expenses	0.20%

(1)	Amounts reflect the total expenses of the Treasury Plus Portfolio and the Fund restated to reflect current fees.
The following replaces the first paragraph on page 24 under the section “The Adviser”:
State Street Global Advisors (“SSgA”) is the investment management group of State Street Corporation, a publicly held bank holding company, and includes the Adviser, SSgA FM, a wholly-owned subsidiary.

SSgA is one of the world’s largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $1.91 trillion as of December 31, 2009 in investment programs and portfolios for institutional and individual investors. SSgA FM, as the investment adviser to the Funds and the Portfolios, is registered with the SEC under the Investment Advisers Act of 1940, as amended. SSgA FM had approximately $168.4 billion in assets under management at December 31, 2009. Each Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser will manage the Fund’s assets directly. Until January 31, 2011, the management fees payable to SSgA FM was at an annual rate of 0.10% of the Fund’s average daily net assets, in the event that the Fund were to cease investing substantially all of its assets in its corresponding Portfolio. For the year ended December 31, 2009, the effective management fee paid, reflecting certain fee waivers and expense reimbursements of the Adviser, was 0.089% for Money Market Portfolio, 0.070% for Tax Free Money Market Portfolio, 0.089% for U.S. Government Portfolio, 0.075% for Treasury Portfolio and 0.072% for Treasury Plus Portfolio. On February 18, 2011, the investment advisory agreement for each Fund was amended to reduce the management fee payable to SSgA FM to 0.05% of the Fund’s average daily net assets, in the event that the Fund were to cease investing substantially all of its assets in its corresponding Portfolio. The Adviser does not receive any management fees from a Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the corresponding Portfolio or in another investment company. The Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time. There is no guarantee that a Fund will be able to avoid a negative yield. The Adviser places all orders for purchases and sales of the portfolios’ investments.
The following replaces the first paragraph on page 24 under the section “Shareholder Information”:
Determination of Net Asset Value. The Tax Free Fund determines its NAV per share once each business day at 12:00 p.m. Eastern Time (“ET”) or the close of the New York Stock Exchange (the “NYSE”), whichever is earlier. The Treasury Fund determines its NAV per share once each business day at 2:30 p.m. ET or the close of the NYSE, whichever is earlier. Each of the other Funds determines its NAV per share once each business day at 5:00 p.m. ET except for days when the NYSE closes earlier than its regular closing time (the time when a Fund determines its NAV per share is referred to herein as the “Valuation Time”). Pricing does not occur on NYSE holidays. A business day is one on which the NYSE is open for regular trading. A Fund must receive payment for Fund shares in Federal Funds (or payment must be converted to Federal Funds by the Transfer Agent) by the Fund’s Valuation Time before a purchase order can be accepted. The Federal Reserve is closed on certain holidays on which the NYSE is open. These holidays are Columbus Day and Veteran’s Day. On these holidays, you will not be able to purchase shares by wiring Federal Funds because Federal Funds wiring does not occur on days when the Federal Reserve is closed.
The following replaces the fourth paragraph on page 25 under the section “Purchasing Shares” beginning on page 24
The Funds reserve the right to cease accepting investments at any time or to reject any investment order. In addition, the ILR Fund and U.S. Government Fund may limit the amount of a purchase order received after 3:00 p.m. ET. The Treasury Fund may limit the amount of a purchase order received after 2:30 p.m. ET. The Treasury Plus Fund may limit the amount of a purchase order received after 5:00 p.m. ET.
The following replaces the last paragraph on page 26 under the section “How to Redeem Shares” :
All redemption requests regarding shares of the Funds placed after 3:00 p.m. ET (2:30 p.m. ET for the Treasury Fund and 5:00 p.m. ET for the Treasury Plus Fund) may only be placed by telephone. The Funds reserve the right to postpone payments for redemption requests received after 3:00 p.m. ET (2:30

p.m. ET for the Treasury Fund and 5:00 p.m. ET for the Treasury Plus Fund) until the next business day. The Funds reserve the right to waive medallion guarantee requirements, require a medallion guarantee under other circumstances or reject or delay redemption if the medallion guarantee is not in good form. Medallion guarantees may be provided by an eligible financial institution such as a commercial bank, a FINRA member firm such as a stock broker, a savings association or a national securities exchange. A notary public cannot provide a medallion guarantee. The Funds reserve the right to reject a medallion guarantee if it is not provided by a STAMP Medallion guarantor.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

State Street Institutional Investment Trust
Institutional Liquid Reserves Fund, Investment Class (SSVXX)
U.S. Government Money Market Fund, Investment Class (GVVXX)
Treasury Plus Money Market Fund, Investment Class (TPVXX)
offered through
Neuberger Berman Management LLC
__________________
Supplement Dated March 1, 2011
Prospectus Dated April 30, 2010
__________________
Effective February 18, 2011, the Board of Trustees approved amendments to the Investment Advisory Agreements that reduced the Management Fees paid by each of the Money Market Portfolios and each of the Funds by 0.05%. As a result, the following information supplements the prospectus referenced above:
The following replaces the table and footnotes on page 3 under the section “Fees and Expenses of the Fund”:
Annual Fund Operating Expenses
     (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fees	0.05%
Distribution (12b-1) Fees	0.10%
Other Expenses	0.07%

-Service Fee	0.25%

Total Annual Fund Operating Expenses	0.47%

Fee Waiver and/or Expense Reimbursement (2)	(0.00)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (2)	0.47%

(1)	Amounts reflect the total expenses of the Money Market Portfolio and the Fund restated to reflect current fees.

(2)	The Adviser has contractually agreed to cap the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Investment Class to the extent that expenses exceed 0.47% of Investment Class net assets, through April 30, 2011; this arrangement may not be terminated prior to that date without the consent of the Board.

The following replaces the table and footnotes on page 6 under the section “Fees and Expenses of the Fund”:
Annual Fund Operating Expenses
     (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fees	0.05%
Distribution (12b-1) Fees	0.10%
Other Expenses	0.08%

-Service Fee	0.25%

Total Annual Fund Operating Expenses	0.48%

Fee Waiver and/or Expense Reimbursement(2)	(0.01)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.47%

(1)	Amounts reflect the total expenses of the U.S. Government Portfolio and the Fund restated to reflect current fees.

(2)	The Adviser has contractually agreed to cap the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Investment Class to the extent that expenses exceed 0.47% of Investment Class net assets, through April 30, 2011; this arrangement may not be terminated prior to that date without the consent of the Board.
The following replaces the table and footnotes on page 9 under the section “Fees and Expenses of the Fund”:
Annual Fund Operating Expenses
     (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fees	0.05%
Distribution (12b-1) Fees	0.10%
Other Expenses	0.10%

-Service Fee	0.25%

Total Annual Fund Operating Expenses	0.50%

Fee Waiver and/or Expense Reimbursement(2)	(0.03)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.47%

(1)	Amounts reflect the total expenses of the Treasury Plus Portfolio and the Fund restated to reflect current fees.

(2)	The Adviser has contractually agreed to cap the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Investment Class to the extent that expenses exceed 0.47% of Investment Class net assets, through April 30, 2011; this arrangement may not be terminated prior to that date without the consent of the Board.
The following replaces the first paragraph on page 18 under the section “The Adviser”:
State Street Global Advisors (“SSgA”) is the investment management group of State Street Corporation, a publicly held bank holding company, and includes the Adviser, SSgA FM, a wholly-owned subsidiary. SSgA is one of the world’s largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $1.91 trillion as of December 31, 2009 in investment programs and portfolios for institutional and individual investors. SSgA

2

FM, as the investment adviser to the Funds and the Portfolios, is registered with the SEC under the Investment Advisers Act of 1940, as amended. SSgA FM had approximately $168.4 billion in assets under management at December 31, 2009. Each Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser will manage the Fund’s assets directly. Until January 31, 2011, the management fees payable to SSgA FM was at an annual rate of 0.10% of the Fund’s average daily net assets, in the event that the Fund were to cease investing substantially all of its assets in its corresponding Portfolio. For the year ended December 31, 2009, the effective management fee paid, reflecting certain fee waivers and expense reimbursements of the Adviser, was 0.089% for Money Market Portfolio, 0.089% for U.S. Government Portfolio and 0.072% for Treasury Plus Portfolio. On February 18, 2011, the investment advisory agreement for each Fund was amended to reduce the management fee payable to SSgA FM to 0.05% of the Fund’s average daily net assets, in the event that the Fund were to cease investing substantially all of its assets in its corresponding Portfolio. The Adviser does not receive any management fees from a Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the corresponding Portfolio or in another investment company. The Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time. There is no guarantee that a Fund will be able to avoid a negative yield. The Adviser places all orders for purchases and sales of the portfolios’ investments.
The following replaces the third paragraph on page 19 under the section “Purchasing Shares”:
The Funds reserve the right to cease accepting investments at any time or to reject any investment order. In addition, the ILR Fund and U.S. Government Fund may limit the amount of a purchase order received after 3:00 p.m. ET. The Treasury Plus Fund may limit the amount of a purchase order received after 5:00 p.m. ET.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
As Supplemented on March 1, 2011
Prospectus Dated April 30, 2010
State Street Institutional Liquid Reserves Fund
State Street Institutional U.S. Government Money Market Fund
State Street Institutional Treasury Plus Money Market Fund
Institutional Class
Effective February 18, 2011, the Board of Trustees approved amendments to the Investment Advisory Agreements that reduced the Management Fees paid by each of the Money Market Portfolios and each of the Funds by 0.05%. As a result, the following information supplements the prospectus referenced above:
The following replaces the table and footnotes on page 3 under the section “Fees and Expenses of the Fund”:
Annual Fund Operating Expenses
     (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fees	0.05%
Other Expenses	0.07%

Total Annual Fund Operating Expenses	0.12%

Fee Waiver and/or Expense Reimbursement(2)	0.00%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.12%

(1)	Amounts reflect the total expenses of the Money Market Portfolio and the Fund restated to reflect current fees.

(2)	The Adviser has contractually agreed to cap the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Institutional Class to the extent that expenses exceed 0.12% of Institutional Class net assets, through April 30, 2011; this arrangement may not be terminated prior to that date without the consent of the Board.

The following replaces the table and footnotes on page 6 under the section “Fees and Expenses of the Fund”:
Annual Fund Operating Expenses
     (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fees	0.05%
Other Expenses	0.08%

Total Annual Fund Operating Expenses	0.13%

Fee Waiver and/or Expense Reimbursement(2)	(0.01)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.12%

(1)	Amounts reflect the total expenses of the U.S. Government Portfolio and the Fund restated to reflect current fees.

(2)	The Adviser has contractually agreed to cap the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Institutional Class to the extent that expenses exceed 0.12% of Institutional Class net assets, through April 30, 2011; this arrangement may not be terminated prior to that date without the consent of the Board.
The following replaces the table and footnotes on page 9 under the section “Fees and Expenses of the Fund”:
Annual Fund Operating Expenses
     (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fees	0.05%
Other Expenses	0.10%

Total Annual Fund Operating Expenses	0.15%

Fee Waiver and/or Expense Reimbursement(2)	(0.03)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.12%

(1)	Amounts reflect the total expenses of the Treasury Plus Portfolio and the Fund restated to reflect current fees.

(2)	The Adviser has contractually agreed to cap the Treasury Plus Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Institutional Class to the extent that expenses exceed 0.12% of Institutional Class net assets, through April 30, 2011; this arrangement may not be terminated prior to that date without the consent of the Board.

The following replaces the first paragraph on page 17 under the section “The Adviser”:
State Street Global Advisors (“SSgA”) is the investment management group of State Street Corporation, a publicly held bank holding company, and includes the Adviser, SSgA FM, a wholly-owned subsidiary. SSgA is one of the world’s largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $1.91 trillion as of December 31, 2009 in investment programs and portfolios for institutional and individual investors. SSgA FM, as the investment adviser to the Funds and the Portfolios, is registered with the SEC under the Investment Advisers Act of 1940, as amended. SSgA FM had approximately $168.4 billion in assets under management at December 31, 2009. Each Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser will manage the Fund’s assets directly. Until January 31, 2011, the management fees payable to SSgA FM was at an annual rate of 0.10% of the Fund’s average daily net assets, in the event that the Fund were to cease investing substantially all of its assets in its corresponding Portfolio. For the year ended December 31, 2009, the effective management fee paid, reflecting certain fee waivers and expense reimbursements of the Adviser, was 0.089% for Money Market Portfolio, 0.089% for U.S. Government Portfolio and 0.072% for Treasury Plus Portfolio. On February 18, 2011, the investment advisory agreement for each Fund was amended to reduce the management fee payable to SSgA FM to 0.05% of the Fund’s average daily net assets, in the event that the Fund were to cease investing substantially all of its assets in its corresponding Portfolio. The Adviser does not receive any management fees from a Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the corresponding Portfolio or in another investment company. The Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time. There is no guarantee that a Fund will be able to avoid a negative yield. The Adviser places all orders for purchases and sales of the portfolios’ investments.
The following replaces the fourth paragraph on page 18 under the section “Purchasing Shares”:
The Funds reserve the right to cease accepting investments at any time or to reject any investment order. In addition, the ILR Fund and U.S. Government Fund may limit the amount of a purchase order received after 3:00 p.m. ET. The Treasury Plus Fund may limit the amount of a purchase order received after 5:00 p.m. ET.
The following replaces the last paragraph on page 20 under the section “Medallion Guarantees”:
All redemption requests regarding shares of the Funds placed after 3:00 p.m. ET (5:00 P.M. ET for Treasury Plus Fund) may only be placed by telephone. The Funds reserve the right to postpone payments for redemption requests received after 3:00 p.m. ET (5:00 P.M. ET for Treasury Plus Fund) until the next business day. The Funds reserve the right to waive medallion guarantee requirements, require a medallion guarantee under other circumstances or reject or delay redemption if the medallion guarantee is not in good form. Medallion guarantees may be provided by an eligible financial institution such as a commercial bank, a FINRA member firm such as a stock broker, a savings association or a national securities exchange. A notary public cannot provide a medallion guarantee. The Funds reserve the right to reject a medallion guarantee if it is not provided by a STAMP Medallion guarantor.
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Van Eck Money Fund
A Private Label of
Investment Class Shares of the
State Street Institutional Treasury Plus Money Market Fund
Advised by SSgA Funds Management, Inc.,
a subsidiary of State Street Corporation
Supplement Dated March 1, 2011
Prospectus Dated April 30, 2010
Effective February 18, 2011, the Board of Trustees approved amendments to the Investment Advisory Agreements that reduced the Management Fee paid by the Portfolio and the Fund by 0.05%. As a result, the following information supplements the prospectus referenced above:
The following replaces the table and footnotes on page 1 under the section “Fees and Expenses of the Fund”:
Annual Fund Operating Expenses
     (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fees	0.05%
Distribution (12b-1) Fees	0.10%
Other Expenses	0.10%

-Service Fee	0.25%

Total Annual Fund Operating Expenses	0.50%

Fee Waiver and/or Expense Reimbursement(2)	(0.03)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.47%

(1)	Amounts reflect the total expenses of the Treasury Plus Portfolio and the Fund restated to reflect current fees.

(2)	The Adviser has contractually agreed to cap the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Investment Class to the extent that expenses exceed 0.47% of Investment Class net assets, through April 30, 2011. This contractual undertaking may be terminated prior to April 30, 2011 only with the consent of the Fund’s Board of Trustees.
The following replaces the first paragraph under the section “The Adviser” on page 6:
State Street Global Advisors (“SSgA”) is the investment management group of State Street Corporation, a publicly held bank holding company, and includes the Adviser, SSgA FM, a wholly-owned subsidiary. SSgA is one of the world’s largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $1.91 trillion as of December 31, 2009 in investment programs and portfolios for institutional and individual investors. SSgA

FM, as the investment adviser to the Fund and the Portfolio, is registered with the SEC under the Investment Advisers Act of 1940, as amended. SSgA FM had approximately $168.4 billion in assets under management at December 31, 2009. The Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser will manage the Fund’s assets directly. Until January 31, 2011, the management fees payable to SSgA FM was at an annual rate of 0.10% of the Fund’s average daily net assets, in the event that the Fund were to cease investing substantially all of its assets in its corresponding Portfolio. For the year ended December 31, 2009, the effective management fee paid, reflecting certain fee waivers and expense reimbursements of the Adviser, was 0.072% for Treasury Plus Portfolio. On February 18, 2011, the investment advisory agreement for the Fund was amended to reduce the management fee payable to SSgA FM to 0.05% of the Fund’s average daily net assets, in the event that the Fund were to cease investing substantially all of its assets in its corresponding Portfolio. The Adviser does not receive any management fees from the Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the corresponding Portfolio or in another investment company. The Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time. There is no guarantee that the Fund will be able to avoid a negative yield. The Adviser places all orders for purchases and sales of the portfolio’s investments.
The following replaces the third paragraph under the section titled “Determination of Net Asset Value” on page 7:
The price for Fund shares is the NAV per share. Orders will be priced at the NAV next calculated after the order is accepted by the Fund. The Fund reserves the right to cease accepting investments at any time or to reject any investment order. In addition, the Fund may limit the amount of a purchase order received after 5:00 p.m. ET.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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STATE STREET INSTITUTIONAL INVESTMENT TRUST
Supplement Dated March 1, 2011
STATEMENT OF ADDITIONAL INFORMATION
Dated April 30, 2010
State Street Institutional Liquid Reserves Fund Institutional Class (SSIXX)
State Street Institutional Liquid Reserves Fund Investment Class (SSVXX)
State Street Institutional Liquid Reserves Fund Service Class (LRSXX)
State Street Institutional U.S. Government Money Market Fund Institutional Class (GVMXX)
State Street Institutional U.S. Government Money Market Fund Investment Class (GVVXX)
State Street Institutional U.S. Government Money Market Fund Service Class (GVSXX)
State Street Institutional Tax Free Money Market Fund Institutional Class (SSTXX)
State Street Institutional Tax Free Money Market Fund Investment Class (TFVXX)
State Street Institutional Tax Free Money Market Fund Service Class (TASXX)
State Street Institutional Treasury Money Market Fund Institutional Class (TRIXX)
State Street Institutional Treasury Money Market Fund Investment Class (TRVXX)
State Street Institutional Treasury Money Market Fund Service Class (TYSXX)
State Street Institutional Treasury Plus Money Market Fund Institutional Class (TPIXX)
State Street Institutional Treasury Plus Money Market Fund Investment Class (TPVXX)
State Street Institutional Treasury Plus Money Market Fund Service Class (TPSXX)
Effective February 18, 2011, the Board of Trustees approved amendments to the Investment Advisory Agreements that reduced the Management Fees paid by each of the Money Portfolios and each of the Money Funds by 0.05%. As a result, the following information supplements the Statement of Additional Information referenced above:
In the section entitled “Investment Advisory Agreements” beginning on page 30, the following disclosure is added after the last paragraph on page 31:
On February 18, 2011, the investment advisory agreement for each Money Fund was amended to reduce the management fee payable to SSgA FM to 0.05% of the Money Fund’s average daily net assets, in the event that the Money Fund were to cease investing substantially all of its assets in its corresponding Money Portfolio. SSgA FM does not receive any investment advisory fees from a Money Fund so long as the Money Fund invests substantially all of its assets in a Money Portfolio or in another investment company with essentially the same investment objectives and policies as the Money Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE